GROUP ENTITIES (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Pembina Gas Services Limited Partnership
Disclosure of subsidiaries [line items]
Ownership Interest	100.00%	100.00%
Pembina Holding Canada L.P.
Disclosure of subsidiaries [line items]
Ownership Interest	100.00%	100.00%
Ruby Blocker LLC
Disclosure of subsidiaries [line items]
Ownership Interest	100.00%	100.00%
Pembina Midstream Limited Partnership
Disclosure of subsidiaries [line items]
Ownership Interest	100.00%	100.00%
Pembina Oil Sands Pipeline L.P.
Disclosure of subsidiaries [line items]
Ownership Interest	100.00%	100.00%
Pembina Pipeline
Disclosure of subsidiaries [line items]
Ownership Interest	100.00%	100.00%
Pembina Empress NGL Partnership
Disclosure of subsidiaries [line items]
Ownership Interest	100.00%	100.00%
Ruby Blocker LLC
Disclosure of subsidiaries [line items]
Ownership Interest	100.00%	100.00%
Pembina Cochin LLC
Disclosure of subsidiaries [line items]
Ownership Interest	100.00%